Item G.1.b.iv.

Delinquent Section 16(a) Reports

The following trustees, officers, and holders of more than 10% of the Fund’s outstanding shares each had a late Form 3 filing:

George Batejan
J. Kevin Connaughton
Ryan Larrenaga
Olive Darragh
Nancy Lukitsh
Natalie Trunow
Jason Callan
Jeninne McGee
Columbia Management Investment Advisers, LLC

The following officers each had a late Form 4 filing:

William Truscott
Gene Tannuzzo